Condensed financial information of the company	12 Months Ended
Dec. 31, 2023
Seamless Group Inc [Member]
Condensed Financial Statements, Captions [Line Items]
Condensed financial information of the company

SCHEDULE 1

Condensed Financial Information of the Company

Condensed balance sheets of the parent company

	December 31,
	2023	2022
	US$	US$

ASSETS
Current assets:
Cash and cash equivalents	130,634	78,968
Short-term investments		-
Prepayments, deposits and other receivables	76,492	66,245
Amounts due from subsidiaries	6,155,464	6,869,413
Amounts due from related parties	123,906	90,666
Total current assets	6,486,496	7,105,292
Investments in subsidiaries	20,682,970	26,470,719
Investment in an equity security	-	-
Total assets	27,169,466	33,576,011

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Borrowings	11,162,844	11,577,451
Accruals and other payables	9,621,542	5,410,027
Amounts due to subsidiaries	7,302,130	2,640,735
Amounts due to related parties	49,472,617	49,900,344
Convertible bonds	10,000,001	9,192,141
Total current liabilities	87,559,134	78,720,698
Borrowings	-	-
Convertible bonds	-	-
Total liabilities	87,559,134	78,720,698

Shareholders’ deficit:
Common shares (US$0.001 par value; 58,030,000 shares authorized, issued and outstanding as of December 31, 2023 and 2022)	58,030	58,030
Additional paid-in capital	29,172,373	29,172,373
Accumulated deficit	(89,542,157)	(74,235,607)
Accumulated other comprehensive loss	(77,914)	(139,483)
Total shareholders’ deficit	(60,389,668)	(45,144,687)
Total liabilities and shareholders’ deficit	27,169,466	33,576,011

SEAMLESS GROUP INC.

SCHEDULE 1

Condensed Financial Information of the Company (Continued)

Condensed statements of comprehensive income (loss)

	Years ended December 31,
	2023	2022
	US$	US$

General and administrative expenses	(4,573,125)	(4,988,848)
Other income	3	-
Finance costs, net	(4,945,679)	(7,454,838)
Share of results from subsidiaries	(5,787,749)	(4,234,448)
Loss before income tax	(15,306,550)	(16,678,134)
Income tax expenses	-	-
Net loss	(15,306,550)	(16,678,134)
Other comprehensive income (loss)
Foreign currency translation adjustments	10,608	4,529
Total comprehensive loss	(15,295,942)	(16,673,605)

SEAMLESS GROUP INC.

SCHEDULE 1

Condensed Financial Information of the Company (Continued)

Condensed statements of cash flows

	Years ended December 31,
	2023	2022
	US$	US$
Cash flows from operating activities:
Net loss	(15,306,550)	(16,678,134)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of discount on convertible bonds	807,861	3,438,951
Unrealized foreign exchange gain	23,008	(644)
Share of results from subsidiaries	5,787,749	4,234,448
Changes in operating assets and liabilities:
Prepayments, deposits and other receivables	(30,862)	(9,900)
Accruals and other payables	4,206,601	3,797,118
Net cash used in operating activities	(4,512,193)	(5,218,161)

Cash flows from investing activities:
Dividend received from a subsidiary	-	2,847,309
(Increase) decrease in short-term investments	-	2,012,562
Cash injected into a subsidiary	-	(2,012,562)
Net cash (used in) provided by investing activities	-	2,847,309

Cash flows from financing activities:
Proceeds from borrowings	1,251,752	2,758,213
Repayment of borrowings	(1,663,042)	(1,276,950)
Repayment of convertible bonds	-	(3,483,133)
Amounts due from related parties	691,323	301,958
Amounts due to related parties	4,283,780	4,123,866
Net cash provided by financing activities	4,563,813	2,423,954

Net decrease in cash and cash equivalents	51,620	53,102
Effect of exchange rate changes on cash and cash equivalents	46	218
Cash and cash equivalents at beginning of year	78,968	25,648
Cash and cash equivalents at end of year	130,634	78,968

SEAMLESS GROUP INC.

SCHEDULE 1

Condensed Financial Information of the Company (Continued)

Basis of presentation

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries.

The parent company records its investment in its subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the condensed balance sheets as “Investments in subsidiaries” and their respective results as “Share of results from subsidiaries” on the condensed statements of comprehensive income (loss). Equity method accounting ceases when the carrying amount of the investment, including any additional financial support, in subsidiaries, is reduced to zero unless the parent company has guaranteed obligations of the subsidiaries or is otherwise committed to provide further financial support. If the subsidiaries report net income, the parent company shall resume applying the equity method only after its share of that net income equals the share of net income (loss) not recognized during the period the equity method was suspended.

The parent company’s condensed financial statements should be read in conjunction with the Company’s consolidated financial statements.

Summarized financial information for the significant subsidiaries is as follows:

	December 31,
	2023	2022
	US$	US$

Current assets	119,483,614	138,666,772
Non-current assets	8,145,689	7,578,365
Current liabilities	(109,261,136)	(121,931,207)
Non-current liabilities	(2,566,977)	(3,156,719)
Revenue	58,493,819	60,052,470
Net loss	(3,810,481)	(2,550,363)

Summarized investment activity is as follows:

	December 31,
	2023	2022
	US$	US$

Balance at the beginning of year	26,470,719	26,171,064
Allocated loss	(5,787,749)	(7,081,757)
Balance at the end of year	20,682,970	19,089,307

Commitments

The Company does not have significant commitments or long-term obligations as of the period end other than those presented.

PART II – INFORMATION NOT REQUIRED IN PROSPECTUS

Item 13. Other Expenses of Issuance Distribution.

The following table sets forth the expenses in connection with this registration statement.

SEC registration fee		$2,643.965
Accounting fees and expenses		*
Legal fees and expenses		*
Printing and miscellaneous expenses		*
Total:	$	*

* These fees are calculated based on the securities offered and the number of issuances and accordingly cannot be determined

Item 14. Indemnification of Directors and Officers

Cayman Islands law does not limit the extent to which a company’s memorandum and articles of association may provide for indemnification of officers and directors, except to the extent any such provision may be held by the Cayman Islands courts to be contrary to public policy, such as to provide indemnification against willful default, actual fraud or the consequences of committing a crime. Our amended and restated memorandum and articles of association provides for indemnification of our officers and directors to the maximum extent permitted by law, including for any liability incurred in their capacities as such, except through their own actual fraud, willful default or willful neglect. We have entered into agreements with our directors and officers to provide contractual indemnification in addition to the indemnification provided for in our amended and restated memorandum and articles of association. We have purchased a policy of directors’ and officers’ liability insurance that insures our officers and directors against the cost of defense, settlement or payment of a judgment in some circumstances and insures us against our obligations to indemnify our officers and directors.

Our officers and directors have agreed to waive any right, title, interest or claim of any kind in or to any monies in the trust account, and have agreed to waive any right, title, interest or claim of any kind they may have in the future as a result of, or arising out of, any services provided to us and will not seek recourse against the trust account for any reason whatsoever (except to the extent they are entitled to funds from the trust account due to their ownership of public shares). Accordingly, any indemnification provided will only be able to be satisfied by us if (i) we have sufficient funds outside of the trust account or (ii) we consummate an initial business combination.

We believe that these provisions, the insurance and the indemnity agreements are necessary to attract and retain talented and experienced officers and directors.

Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officers or persons controlling us pursuant to the foregoing provisions, we have been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.

Item 15. Recent Sales of Unregistered Securities

The Company has not sold any within the past three years which were not registered under the Securities Act of 1933 except as follows:

On February 10, 2025, we entered into the ELOC Purchase Agreement with Arena. Pursuant to the ELOC Purchase Agreement, we have the right to sell to Arena up to $10.0 million (“Commitment Amount”) of our Ordinary Shares, in multiple tranches upon satisfaction of certain terms and conditions contained in the ELOC Purchase Agreement, which includes, but is not limited to, filing a registration statement with the SEC and registering the resale of any shares sold to Arena Global. The foregoing description of the ELOC Purchase Agreement does not purport to be complete and is qualified in its entirety by reference to the full text of the ELOC Purchase Agreement, a copy of which is filed as Exhibit 10.47 to this Registration Statement and is incorporated herein by reference.

On June 15, 2025, the Company entered into the Creditor Share Purchase Agreement with the nine Creditors named therein, pursuant to which the Company issued an aggregate of 28,360,373 Ordinary Shares in full satisfaction of an aggregate amount of $12,166,600 of the Company’s outstanding unsecured obligations (the “Obligations”) owed to the Creditors, at a price per share of $0.43, equating in each case to a $0.50 discount for each $1.00 of Obligations. Other than the satisfaction of the Obligations, the Company did not receive any additional consideration in connection with the issuance of Ordinary Shares to the Creditors. The Creditor Share Purchase Agreement includes standard representations, warranties, and remedies for the parties. On June 19, 2025, the Company and the Creditors entered into Amendment No. 1 to the Share Purchase Agreement (“Amendment No. 1”), which amended the closing date on which the Company would issue the Ordinary Shares and the date on which the Obligations would be satisfied, from June 19, 2025, to June 30, 2025, or such other date as the Company and the Creditors may mutually agree. On June 27, 2025, the Company closed the transaction and issued the Ordinary Shares to the Creditors. The foregoing descriptions of the Creditor Share Purchase Agreement and Amendment No.1 do not purport to be complete and are qualified in their entirety by reference to the Creditor Share Purchase Agreement and Amendment No.1, which are filed as Exhibit 10.48 and 10.49 to this Registration Statement and are incorporated herein by reference.

On June 20, 2025, the Company entered into a Warrant Exchange Agreement with Alta Partners, LLC, pursuant to which it exchanged 518,934 of its existing public warrants for 86,489 Ordinary Shares (the “Alta Exchange Agreement”). The Alta Exchange Agreement was entered into in connection with the settlement and release of certain existing claims between Alta and the Company, pursuant to a Settlement Agreement between the parties, dated June 20, 2025 (the “Alta Settlement Agreement”). The foregoing descriptions of the Alta Exchange Agreement and the Alta Settlement Agreement do not purport to be complete and are qualified in their entirety by reference to the Alta Exchange Agreement and the Alta Settlement Agreement, which are filed as Exhibit 10.51 and 10.52 to this Registration Statement and are incorporated herein by reference.

The Selling Securityholders may offer and sell, from time to time, any or all of the Ordinary Shares being offered for resale by this prospectus, which consist of:

●	20,000,000 Ordinary Shares, issued pursuant to the terms of the ELOC Purchase Agreement;

●	600,000 Commitment Fee Shares issued pursuant to the terms of the ELOC Purchase Agreement;

●	81,818 Ordinary Shares issued to Roth pursuant to the terms of the Roth Agreement;

●	1,027,996 Ordinary Shares issued to Pine Mountain upon conversion of the PIPE Note; and

●	28,360,373 Ordinary Shares, issued pursuant to the terms of the Creditor Share Purchase Agreement.

Item 16. Exhibits

The following is a list of exhibits filed as a part of this registration statement:

Exhibit Number	Description
2.1*	Business Combination Agreement, dated as of August 3, 2022, by and among INFINT Acquisition Corporation, FINTECH Merger Sub Corp. and Seamless Group Inc. (included as Annex A to the proxy statement/prospectus)
2.2*	Amendment No. 1 to the Business Combination Agreement, dated as of October 20, 2022, by and among INFINT, Merger Sub and Seamless (included as Annex A to the proxy statement/prospectus)
2.3*	Amendment No. 2 to the Business Combination Agreement, dated as of November 29, 2022, by and among INFINT, Merger Sub and Seamless (included as Annex A to the proxy statement/prospectus)
2.4*	Amendment No. 3 to the Business Combination Agreement, dated as of February 20, 2023, by and among INFINT, Merger Sub and Seamless (included as Annex A to the proxy statement/prospectus)
3.1*	Second Amended and Restated Memorandum and Articles of Association of INFINT Acquisition Corporation, dated February 14, 2023 (incorporated herein by reference to Exhibit 3.1 to Form 8-K (File No. 001-41079) as filed with the SEC on February 15, 2023)
3.2*	Third Amended and Restated Memorandum and Articles of Association of INFINT Acquisition Corporation, dated August 18, 2023 (incorporated herein by reference to Exhibit 3.1 to Form 8-K (File No. 001-41079) as filed with the SEC on August 22, 2023)
3.3*	Fourth Amended and Restated Memorandum and Articles of Association of INFINT Acquisition Corporation, dated February 16, 2024 (incorporated herein by reference to Exhibit 3.1 to Form 8-K (File No. 001-41079) as filed with the SEC on February 20, 2024)
3.4*	Fifth Amended and Restated Memorandum and Articles of Association of Currenc Group Inc. (incorporated herein by reference to Exhibit 3.1 to Form 8-K (File No. 001-41079) as filed with the SEC on September 6, 2024)
4.1*	Specimen Class A Ordinary Share Certificate (incorporated herein by reference to Exhibit 4.2 to Form S-1/A (File No. 333-256310) as filed with the SEC on November 10, 2021)
4.2*	Specimen Ordinary Share Certificate (incorporated herein by reference to Exhibit 3.2 to Form 8-K (File No. 001-41079) as filed with the SEC on September 6, 2024)
4.3*	Warrant Agreement, dated November 23, 2021, between INFINT Acquisition Corporation and Continental Stock Transfer & Trust Company, as warrant agent (incorporated herein by reference to Exhibit 4.1 to Form 8-K (File No. 001-41079) as filed with the SEC on December 1, 2021)
5.1**	Opinion of Ogier (Cayman) LLP
10.1*	Registration Rights Agreement, dated November 23, 2021, among INFINT Acquisition Corporation and certain security holders named therein (incorporated herein by reference to Exhibit 10.2 to Form 8-K (File No. 001-41079) as filed with the SEC on December 1, 2021)
10.2*	Letter Agreement, dated November 23, 2021, among INFINT Acquisition Corporation, INFINT Capital LLC certain security holders named therein (incorporated herein by reference to Exhibit 10.7 to Form 8-K (File No. 001-41079) as filed with the SEC on December 1, 2021)
10.3*	Investment Management Trust Agreement, dated November 23, 2021, between INFINT Acquisition Corporation and Continental Stock Transfer & Trust Company, as trustee (incorporated herein by reference to Exhibit 10.1 to Form 8-K (File No. 001-41079) as filed with the SEC on December 1, 2021)
10.4*	Currenc Group Inc. 2024 Equity Incentive Plan (incorporated herein by reference to Exhibit 10.1 to Form 8-K (File No. 001-41079) as filed with the SEC on September 6, 2024)
10.5*	Form of Lock-up Agreement (incorporated herein by reference to Exhibit 10.2 to Form 8-K (File No. 001-41079) as filed with the SEC on September 6, 2024)
10.6*	Form of Registration Rights Agreement (incorporated herein by reference to Exhibit 10.3 to Form 8-K (File No. 001-41079) as filed with the SEC on September 6, 2024)
10.7*	Shareholder Support Agreement, dated as of August 3, 2022, by and among INFINT and certain shareholders of Seamless (included as Annex G to the proxy statement/prospectus)
10.8*	Sponsor Support Agreement, dated as of August 3, 2022, by and among INFINT, Sponsor and Seamless (included as Annex H to the proxy statement/prospectus)
10.9*	Option Deed for the Grant of Option, dated as of June 2, 2022, by and between Seamless Group Inc. and Noble Tack International Limited
10.10(a)*	Amended and Restated Convertible Bond Instrument, dated September 14, 2021, and related Amendment Agreement, dated September 14, 2021, by and among Seamless Group Inc., Regal Planet Limited and Chelsea Vanguard Fund
10.10(b)*	Amended Agreement, dated September 14, 2021, by and among Seamless Group Inc., Regal Planet Limited and Chelsea Vanguard Fund.
10.10(c)*	Second Amendment Agreement dated December 9, 2022 between Seamless Group Inc. and Chelsea Vanguard Fund
10.10(d)*	Loan Agreement dated December 9, 2022 between Seamless Group Inc. and Chelsea Vanguard Fund
10.10(e)*	Third Amended Agreement dated September 14, 2023, by and among Seamless Group Inc., Regal Planet Limited and Chelsea Vanguard Fund.
10.10(f)*	Second Amended and Restated Convertible Bond Instrument, dated September 13, 2023, by and among Seamless Group Inc., Regal Planet Limited and Chelsea Vanguard Fund.
10.11*	Loan Agreement, dated August 26, 2022 by and between Seamless Group Inc. and Regal Planet Limited
10.12*	Loan Agreement, dated March 15, 2022, by and between Seamless Group Inc. and Regal Planet Limited
10.13*	Loan Agreement, dated December 28, 2021, by and between Seamless Group Inc. and Alexander Kong King Ong
10.14*	Loan Agreement, dated January 12, 2022, by and between Seamless Group Inc. and Hui Ka Wah Ronnie
10.15*	Loan Agreement, dated December 20, 2021, by and between Seamless Group Inc. and Wong Wing Chi
10.16*	Pay-Out Support Provider Agreement: Tranglo, dated March 10, 2021, by and between Ripple Services Inc. and Tranglo Pte. Ltd.
10.17*	Pay-Out Support Provider Addendum, dated March 10 2021, by and between Ripple Services Inc. and Tranglo Pte. Ltd.
10.18*	Addendum to Terms and Conditions of Independent Reserve, dated June 21, 2021, by and between Tranglo Pte. Ltd. and Independent Reserve SG Pte. Ltd.
10.19*	Memorandum of Agreement, dated May 12, 2021, by and between Betur, Inc. and Tranglo Pte. Ltd.
10.20*	Coins.ph User Agreement, dated April 1, 2013
10.21*	Independent Reserve Terms and Conditions
10.22*	Cooperation Agreement between PT E2Pay Global Utama and PT WalletKu Indompet Indonesia Regarding Use of Electronic Money Products dated March 18, 2020
10.23*	Addendum I of Use of Electronic Money Products Cooperation Agreement, dated December 1, 2022, by and between PT E2Pay Global Utama and PT WalletKu Indompet Indonesia.

Exhibit Number	Description
10.24*	Promissory Note, dated May 1, 2023, issued by INFINT Acquisition Corporation to InFinT Capital LLC (incorporated herein by reference to Exhibit 10.1 to Form 8-K as filed with the SEC on May 4, 2023)
10.25*	Deed of Guarantee, dated May 25, 2023, by and among Regal Planet Limited, Seamless Group Inc., Alexander King Kong Ong and Ripple Labs Singapore Pte. Ltd.
10.26(a)*	Shareholders’ Agreement relating to Tranglo Sdn Bhd, dated March 19,2021, by and among Tranglo Sdn Bhd, Ripple Labs Singapore Pte. Ltd, and TNG Fintech Group Inc. (predecessor to Seamless Group Inc.)
10.26(b)*	Amendment No. 1 to Shareholders’ Agreement, dated April 13, 2023, by and between among Tranglo Sdn Bhd, Ripple Labs Singapore Pte. Ltd, and Seamless Group Inc.
10.27*	Deed of Guarantee, dated September 16, 2022, by and among Regal Planet Limited, Seamless Group Inc., Alexander Kong King Ong and Ripple Labs Singapore Pte. Ltd.
10.28*	Master XRP Commitment to Sell Agreement, dated September 12, 2022, by and among Ripple Labs Singapore Pte. Ltd. and GEA Limited.
10.29*	Side Letter to the Shareholders’ Agreement relating to Tranglo Sdn Bhd, dated November 29, 2021, by and among Tranglo Sdn Bhd, Ripple Labs Singapore Pte. Ltd, and TNG Fintech Group Inc. (predecessor to Seamless Group Inc.)
10.30*	Secondment Agreement, dated November 29, 2021, by and among Ripple Labs Singapore Pte. Ltd., Tranglo Sdn Bhd and Tranglo Pte Ltd.
10.31(a)*	Master XRP Commitment to Sell Agreement, dated March 10, 2022, by and among Ripple Labs Singapore Pte. Ltd. and Tranglo Pte. Ltd.
10.31(b)*	Amendment to Master XRP Commitment to Sell Agreement, dated April 15, 2022, by and among Ripple Labs Singapore Pte. Ltd. and Tranglo Pte. Ltd.
10.31(c)*	Amendment No.2 to Master XRP Commitment to Sell Agreement, dated May 24, 2022, by and among Ripple Labs Singapore Pte. Ltd. and Tranglo Pte. Ltd.
10.31(d)*	Amendment No.3 to Master XRP Commitment to Sell Agreement, dated September 12, 2022, by and among Ripple Labs Singapore Pte. Ltd. and Tranglo Pte. Ltd.
10.31(e)*	Amendment No.4 to Master XRP Commitment to Sell Agreement, dated December 31, 2023, by and among Ripple Labs Singapore Pte. Ltd. and Tranglo Pte. Ltd.
10.32*	Side Letter to the Shareholders’ Agreement relating to the first shareholders’ meeting, dated December 15, 2021, by and among Tranglo Sdn Bhd, Ripple Labs Singapore Pte. Ltd, and TNG Fintech Group Inc. (predecessor to Seamless Group Inc.)
10.33*	Side Letter to the Secondment Agreement, dated June 27, 2023 by and among Ripple Labs Singapore Pte. Ltd., Tranglo Sdn Bhd and Tranglo Pte Ltd.
10.34*	Side Letter to the Shareholders’ Agreement, dated November 7, 2023, by and among Tranglo Sdn Bhd, Ripple Markets APAC Pte Ltd. (successor to Ripple Labs Singapore Pte. Ltd) and Seamless Group Inc. (successor to TNG Fintech Group Inc.)
10.35*	Amended and Restated Promissory Note, dated September 13, 2023, issued by INFINT Acquisition Corporation to InFinT Capital LLC (incorporated herein by reference to Exhibit 10.1 to Form 8-K as filed with the SEC on September 15, 2023)
10.36*	Promissory Note, dated March 6, 2024, issued by INFINT Acquisition Corporation to Seamless Group Inc. (incorporated herein by reference to Exhibit 10.1 to Form 8-K as filed with the SEC on March 15, 2024)
10.37*	Side Letter Regarding Termination of the Second Agreement, dated January 1, 2024, by and among Ripple Labs Singapore Pte. Ltd., Tranglo Sdn Bhd and Tranglo Pte Ltd
10.38*	Bitstamp Global Ltd Terms and Conditions
10.39*	Philippine Digital Asset Exchange Terms and Conditions
10.40*	Consent Letter, dated as of May 22, 2024, by and between Seamless Group Inc. and Noble Tack International Limited
10.41*	Convertible Note Purchase Agreement, dated August 30, 2024, by and between Currenc Group Inc., Seamless Group Inc, and Pine Mountain Holdings Limited. (incorporated herein by reference to Exhibit 10.5 to Form 8-K (File No. 001-41079) as filed with the SEC on September 6, 2024)
10.42*	Form of Note (incorporated herein by reference to Exhibit 10.6 to Form 8-K (File No. 001-41079) as filed with the SEC on September 6, 2024)
10.43*	Form of Warrant Agreement dated August 30, 2024, by and between Currenc Group Inc., Seamless Group Inc, and Pine Mountain Holdings Limited. (incorporated herein by reference to Exhibit 10.7 to Form 8-K (File No. 001-41079) as filed with the SEC on September 6, 2024)
10.44*	Promissory Note dated August 30, 2024 by and between INFINT Acquisition Corp. and EF Hutton LLC (incorporated herein by reference to Exhibit 10.8 to Form 8-K (File No. 001-41079) as filed with the SEC on September 6, 2024)
10.45*	Promissory Note dated August 30, 2024 by and between INFINT Acquisition Corp. and Greenberg Traurig LLP (incorporated herein by reference to Exhibit 10.9 to Form 8-K (File No. 001-41079) as filed with the SEC on September 6, 2024)
10.46*	Promissory Note dated August 30, 2024 by and between INFINT Acquisition Corp. and INFINT Capital LLC (incorporated herein by reference to Exhibit 10.10 to Form 8-K (File No. 001-41079) as filed with the SEC on September 6, 2024)
List of Subsidiaries of Currenc Group Inc. (incorporated herein by reference to Exhibit 21.1 to Form 8-K (File No. 001-41079) as filed with the SEC on September 6, 2024)
10.47*	ELOC Purchase Agreement dated February 10, 2025 by and between Currenc Group, Inc. and Arena Business Solutions Global SPC II, LTD.
10.48*	Share Purchase Agreement, dated June 15, 2025 by and between Currenc Group, Inc. and the Creditors listed therein (incorporated herein by reference to Exhibit 10.1 to Form 8-K (File No. 001-41079) as filed with the SEC on June 20, 2025)
10.49*	Amendment No.1 to Share Purchase Agreement, dated June 19, 2025, by and between Currenc Group, Inc. and the Creditors listed therein (incorporated herein by reference to Exhibit 10.2 to Form 8-K (File No. 001-41079) as filed with the SEC on June 20, 2025)
10.50*	Settlement Agreement, dated June 20, 2025, by and between Currenc Group, Inc. and Alta Partners, LLC (incorporated herein by reference to Exhibit 10.1 to Form 8-K (File No.001-41079) as filed with the SEC on June 25, 2025
10.51*	Warrant Exchange Agreement, dated June 20, 2025, by and between Currenc Group, Inc. and Alta Partners, LLC (incorporated herein by reference to Exhibit 10.2 to Form 8-K (File No.001-41079) as filed with the SEC on June 25, 2025
23.1**	Consent of Marcum LLP
23.2**	Consent of MRI Moores Rowland LLP
23.3**	Consent of Ogier (Cayman) LLP (included as part of Exhibit 5.1)
24.1**	Power of Attorney (included on the signature page hereto)
107**	Filing Fee Table
101.INS	Inline XBRL Instance Document
101.SCH	Inline XBRL Taxonomy Extension Schema Document
101.CAL	Inline XBRL Taxonomy Extension Calculation Linkbase Document
101.DEF	Inline XBRL Taxonomy Extension Definition Linkbase Document
101.LAB	Inline XBRL Taxonomy Extension Label Linkbase Document
101.PRE	Inline XBRL Taxonomy Extension Presentation Linkbase Document
104**	Cover Page Interactive Data File (formatted as Inline XBRL and contained in Exhibit 101)

*	Previously filed.

**	Filed herewith.

Item 17. Undertakings

(a)	The undersigned registrant hereby undertakes:

(1) To file, during any period in which offers or sales are being made, a post-effective amendment to this registration statement:

(i) To include any prospectus required by Section 10(a)(3) of the Securities Act of 1933;

(ii) To reflect in the prospectus any facts or events arising after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement. Notwithstanding the foregoing, any increase or decrease in volume of securities offered (if the total dollar value of securities offered would not exceed that which was registered) and any deviation from the low or high end of the estimated maximum offering range may be reflected in the form of prospectus filed with the Commission pursuant to Rule 424(b) if, in the aggregate, the changes in volume and price represent no more than 20 percent change in the maximum aggregate offering price set forth in the “Calculation of Registration Fee” table in the effective registration statement.

(iii) To include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement.

Provided, however, that: provided, however, that: Paragraphs (a)(1)(i), (a)(1)(ii) and (a)(1)(iii) of this section do not apply if the information required to be included in a post-effective amendment by those paragraphs is contained in reports filed with or furnished to the Commission by the registrant pursuant to Section 13 or Section 15(d) of the Securities and Exchange Act of 1934, as amended (the “Exchange Act”), that are incorporated by reference in the registration statement, or is contained in a form of prospectus filed pursuant to Rule 424(b) that is part of the registration statement.

(2) That, for the purpose of determining any liability under the Securities Act of 1933, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

(3) To remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.

(4) That, for the purpose of determining liability under the Securities Act to any purchaser, each prospectus filed pursuant to Rule 424(b) as part of a registration statement relating to an offering, other than registration statements relying on Rule 430B or other than prospectuses filed in reliance on Rule 430A, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use.

(5) That, for the purpose of determining liability of the registrant under the Securities Act of 1933 to any purchaser in the initial distribution of the securities:

The undersigned registrant undertakes that in a primary offering of securities of the undersigned registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned registrant will be a seller to the purchaser and will be considered to offer or sell such securities to such purchaser:

(i) Any preliminary prospectus or prospectus of the undersigned registrant relating to the offering required to be filed pursuant to Rule 424;

(ii) Any free writing prospectus relating to the offering prepared by or on behalf of the undersigned registrant or used or referred to by the undersigned registrant;

(iii) The portion of any other free writing prospectus relating to the offering containing material information about the undersigned registrant or its securities provided by or on behalf of the undersigned registrant; and

(iv) Any other communication that is an offer in the offering made by the undersigned registrant to the purchaser.

Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Signatures

Pursuant to the requirements of the Securities Act, the registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, on June 30, 2025.

CURRENC GROUP INC.

By:	/s/ Ronnie Ka Wah Hui
Name:	Ronnie Ka Wah Hui
Title:	Chief Executive Officer

POWER OF ATTORNEY

Each person whose signature appears below hereby constitutes and appoints Ronnie Ka Wah Hui, the individual’s true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for the person and in his or her name, place and stead, in any and all capacities, to sign this Registration Statement and any or all amendments, including post-effective amendments to the Registration Statement, including a prospectus or an amended prospectus therein and any Registration Statement for the same offering that is to be effective upon filing pursuant to Rule 462 under the Securities Act, and all other documents in connection therewith to be filed with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact as agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement and Power of Attorney have been signed by the following persons in the capacities indicated on the 30th day of June, 2025.

Signature	Title

/s/ Ronnie Ka Wah Hui	Chief Executive Officer
Ronnie Ka Wah Hui	(Principal Executive Officer)

/s / Wan Lung Eng	Chief Financial Officer
Wang Lung Eng	(Principal Financial and Accounting Officer)

/s/ Alexander King Ong Kong	Executive Chairman and Board Director
Alexander King Ong Kong

/s/ Eng Ho Ng	Director
Eng Ho Ng

/s/ Kevin Chen	Director
Kevin Chen

/s/ Eric Weinstein	Director
Eric Weinstein

SIGNATURE OF AUTHORIZED REPRESENTATIVE IN THE UNITED STATES

Pursuant to the requirements of the Securities Act of 1933, the undersigned, the duly authorized representative in the United States of Currenc Group Inc., has signed this registration statement on June 30, 2025.

Authorized United States Representative

/s/ Colleen A. De Vries
Name:	Colleen A. De Vries
Title:	Senior Vice President